Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended	15 Months Ended
	May 31, 2023	Aug. 31, 2023
Accrued Expenses and Other Current Liabilities (Tables) [Line Items]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following on August 31, 2023, and May 31, 2023:

	August 31, 2023	May 31, 2023
Accrued salaries and related expenses	$1,690,658	$1,938,111
Accrued sales and marketing expense	226,774	768,713
Accrued professional fees	2,412,941	2,574,542
Accrued income tax	215,649	1,531,789
Accrued overdraft liabilities	30,542	—
Other accrued expenses and current liabilities	2,260,142	1,782,792
	$6,836,706	$8,594,947

Unique Logistics International, Inc. [Member]
Accrued Expenses and Other Current Liabilities (Tables) [Line Items]
Schedule of Accrued Expenses and Other Current Liabilities	Accrued expenses and other current liabilities consisted of the following on May 31, 2023, and May 31, 2022:
	May 31, 2023	May 31, 2022
Accrued salaries and related expenses	$1,938,111	$625,000
Accrued sales and marketing expense	768,713	2,383,500
Accrued professional fees	2,574,542	1,350,170
Accrued income tax	1,531,789	559,544
Accrued overdraft liabilities	—	681,058
Other accrued expenses and current liabilities	1,784,730	66,887
	$8,594,947	$5,666,159